Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	IFS
Entity Registrant Name	INTERCORP FINANCIAL SERVICES INC.
Entity Central Index Key	0001615903
Current Fiscal Year End Date	--12-31
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	115,417,631
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Entity Voluntary Filers	No
Document Shell Company Report	false
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Address, Address Line One	Torre Interbank, Av. Carlos Villarán 140
Entity Address, Address Line Two	La Victoria
Entity Address, City or Town	Lima
Entity Address, Country	PE
ICFR Auditor Attestation Flag	true
Entity File Number	001-38965
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1315
Auditor Name	Tanaka, Valdivia, & Asociados S. Civil de R.L.
Auditor Location	Lima, Peru
Entity Incorporation, State or Country Code	R1
Entity Address, Postal Zip Code	13
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Torre Interbank, Av. Carlos Villarán 140
Entity Address, Address Line Two	La Victoria
Entity Address, City or Town	Lima
Entity Address, Country	PE
Contact Personnel Name	Michela Casassa Ramat
City Area Code	511
Local Phone Number	219-2000
Contact Personnel Email Address	mcasassa@intercorp.com.pe
Entity Address, Postal Zip Code	13
Extension	22110